TAXES	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Restructuring Cost and Reserve [Line Items]
TAXES

NOTE 7 — TAXES

a.	Corporate Income Taxes (“CIT”)

Cayman Islands

Under the current tax laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, no Cayman Islands withholding tax will be imposed upon the payment of dividends by the Company to its shareholders.

Malaysia

Starbox Berhad, StarboxGB, StarboxSB, and StarboxPB are governed by the income tax laws of Malaysia. The income tax provision in respect of operations in Malaysia is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations, and practices. Under the Income Tax Act of Malaysia, enterprises incorporated in Malaysia are usually subject to a unified 24% enterprise income tax rate while preferential tax rates, tax holidays, and tax exemptions may be granted on a case-by-case basis. The tax rate for small and medium sized companies (generally companies incorporated in Malaysia with paid-in capital of MYR2,500,000 or less, and gross income of not more than MYR50 million) is 17% for the first MYR600,000 (or approximately $150,000) taxable income for the six months ended March 31, 2023 and 2022, with the remaining balance being taxed at the 24% rate. For the six months ended March 31, 2023 and 2022, the tax savings as the result of the favorable tax rates and tax exemption amounted to nil and $10,027, respectively, and per share effect of the favorable tax rate and tax exemption was $0.00. For the six months ended March 31, 2023, the tax rate for each of the Company’s Malaysia subsidiaries was 24%, as a result the consolidated paid-in capital of the Company exceeded MYR2,500,000.

The components of the income tax provision were as follows:

	For the Six Months Ended March 31,
	2023	2022
	(Unaudited)	(Unaudited)
Current tax provision:
Cayman Islands	$-	$-
Malaysia	313,758	663,224
	313,758	663,224
Deferred tax provision:
Cayman Islands	-	-
Malaysia	313,963	-
	313,963	-
Income tax provision	$627,721	$663,224

Reconciliation of the differences between the income tax provision computed based on the Malaysia unified statutory income tax rate and the Company’s actual income tax provision for the six months ended March 31, 2022 and 2021, respectively, are as follows:

	For the Six Months Ended March 31,
	2023	2022
	(Unaudited)	(Unaudited)
Income tax provision computed based on Malaysia unified income tax statutory rate	$690,461	$522,356
Effect of tax exemption due to reduced income tax rate for small and medium sized companies	-	(10,027)
Permanent difference	(62,740)	44,412
Change in valuation allowance	-	106,483
Actual income tax provision	$627,721	$663,224

Deferred tax assets

The Company’s deferred tax assets were comprised of the following:

	As of March 31, 2023	As of September 30, 2022
	(Unaudited)
Deferred tax assets derived from net operating loss carry forwards	$56,098	$35,174
Less: valuation allowance	(56,098)	(35,174)
Deferred tax assets	$-	$-

Movement of valuation allowance:

	As of March 31, 2023	As of September 30, 2022
	(Unaudited)

Balance at beginning of the period	$35,174	$137,932
Current period change	20,924	(102,758)
Balance at end of the period	$56,098	$35,174

The Company periodically evaluates the likelihood of the realization of deferred tax assets and reduces the carrying amount of the deferred tax assets by a valuation allowance to the extent it believes a portion will not be realized. Management considers new evidence, both positive and negative, that could affect the Company’s future realization of deferred tax assets including its recent cumulative earnings experience, expectation of future income, the carry forward periods available for tax reporting purposes and other relevant factors. The Company has four subsidiaries in Malaysia, namely Starbox Berhad, StarboxGB, StarboxSB, and StarboxPB. Other than StarboxSB and StarboxGB, which have generated taxable income through providing advertising services to customers, Starbox Berhad and StarboxPB have reported recurring operating losses since their inception. Management concluded that the chances for these three entities that suffered recurring losses in prior periods to become profitable in the foreseeable near future and to utilize their net operating loss carry forwards were remote. Accordingly, the Company provided valuation allowance of $56,098 and $35,174 for the deferred tax assets of these subsidiaries for the six months ended March 31, 2023 and for fiscal years ended September 30, 2022, respectively. For the six months ended March 31, 2023 and for the fiscal year ended September 30, 2022, the change in valuation allowance amounted to $20,924 and $(102,758), respectively.

Deferred tax liability

The Company’s deferred tax liability was comprised of the following:

	As of March 31, 2023	As of September 30, 2022
	(Unaudited)
Deferred tax liability derived from the difference between tax and book basis of depreciation expense	$318,603	$-
Deferred tax liability	$318,603	$-

b.	Prepaid Income Tax / Taxes Payable

As of March 31, 2023 and September 30, 2022, the prepaid income tax was $554,054 and nil, respectively.

Taxes payable consisted of the following:

	As of March 31, 2023 (Unaudited)	As of September 30, 2022
Income tax payable	$-	$1,188,274
Service tax payable	395,772	215,854
Total	$395,772	$1,404,128

One Eighty Holdings Ltd [Member]
Restructuring Cost and Reserve [Line Items]
TAXES

NOTE 8 — TAXES

a. Corporate Income Taxes (“CIT”)

Cayman Islands

Under the current tax laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, no Cayman Islands withholding tax will be imposed upon the payment of dividends by the Company to its shareholders.

Malaysia

180 Degrees and Media Elements are governed by the income tax laws of Malaysia. The income tax provision in respect of operations in Malaysia is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations, and practices. Under the Income Tax Act of Malaysia, enterprises incorporated in Malaysia are usually subject to a unified 24% enterprise income tax rate while preferential tax rates, tax holidays, and tax exemptions may be granted on a case-by-case basis. The tax rate for small and medium sized companies (generally companies incorporated in Malaysia with paid-in capital of MYR2,500,000 or less, and gross income of not more than MYR50 million) is 17% for the first MYR600,000 (or approximately $150,000) taxable income for the six months ended March 31, 2023 and 2022, with the remaining balance being taxed at the 24% rate. For the six months ended March 31, 2023 and 2022, the tax saving as the result of the favorable tax rates and tax exemption amounted to $14,214 and $5,307, respectively.

The components of the income tax provision were as follows:

	For the six months ended March 31,
	2023	2022
Current income tax provision
Cayman Island	$-	$-
Malaysia	312,514	66,965
Subtotal	312,514	66,965

Deferred income tax provision
Cayman Island	$-	$-
Malaysia	1,589	(4,154)
Subtotal	1,589	(4,154)
Total income tax provision	$314,103	$62,811

Reconciliation of the differences between the income tax provision computed based on Malaysia unified statutory income tax rate and the Company’s actual income tax provision for the six months ended March 31, 2023 and 2022, respectively, were as follows:

	For the six months ended March 31,
	2023	2022
Income tax provision computed based on Malaysia unified income tax statutory rate	$293,200	$40,742
Effect of tax exemption due to reduced income tax rate for small and medium sized companies	(9,379)	(1,453)
Effect of deferred tax	1,589	(4,154)
Expenses not deductible for tax purposes	28,693	27,676
Actual income tax expense (benefit)	$314,103	$62,811

Deferred tax assets

The Company’s deferred tax assets were comprised of the following:

	As of March 31, 2023	As of September 30, 2022

Deferred tax assets derived from net operating loss carry forwards	$-	$-
Temporary difference not subject to tax	(4,558)	47,185
Depreciation of property & equipment	48,945	(3,400)
Deferred tax assets	$44,387	$43,785

b. Taxes payable

Taxes payable consisted of the following:

	March 31, 2023	September 30, 2022
Income tax payable	$-	$320,386
Service tax payable	253,817	247,484
Total	$253,817	$567,870

NOTE 8 — TAXES

a. Corporate Income Taxes (“CIT”)

Cayman Islands

Under the current tax laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, no Cayman Islands withholding tax will be imposed upon the payment of dividends by the Company to its shareholders.

Malaysia

180 Degrees and Media Elements are governed by the income tax laws of Malaysia. The income tax provision in respect of operations in Malaysia is calculated at the applicable tax rates on the taxable income for the periods based on existing legislation, interpretations, and practices. Under the Income Tax Act of Malaysia, enterprises incorporated in Malaysia are usually subject to a unified 24% enterprise income tax rate while preferential tax rates, tax holidays, and tax exemptions may be granted on a case-by-case basis. The tax rate for small and medium sized companies (generally companies incorporated in Malaysia with paid-in capital of MYR2,500,000 or less, and gross income of not more than MYR50 million) is 17% for the first MYR600,000 (or approximately $150,000) taxable income for the fiscal years ended September 30, 2022 and 2021, with the remaining balance being taxed at the 24% rate. For the fiscal years ended September 30, 2022 and 2021, the tax saving as the result of the favorable tax rates and tax exemption amounted to $18,369 and $8,179, respectively.

The components of the income tax provision were as follows:

	For the fiscal years ended September 30,
	2022	2021
Current income tax provision
Cayman Island	$-	$-
Malaysia	539,033	1,157
Subtotal	539,033	1,157

Deferred income tax provision
Cayman Island	$-	$-
Malaysia	19,626	(65,455)
Subtotal	19,626	(65,455)
Total income tax provision	$558,659	$(64,298)

Reconciliation of the differences between the income tax provision computed based on Malaysia unified statutory income tax rate and the Company’s actual income tax provision for the fiscal years ended September 30, 2022 and 2021, respectively, were as follows:

	For the fiscal years ended September 30,
	2022	2021
Income tax provision computed based on Malaysia unified income tax statutory rate	$540,078	$(98,721)
Effect of tax exemption due to reduced income tax rate for small and medium sized companies	(16,029)	(476)
Expenses not deductible for tax purposes	34,610	34,899

Actual income tax expense (benefit)	$558,659	$(64,298)

Deferred tax assets

The Company’s deferred tax assets were comprised of the following:

	As of September 30,
	2022	2021

Deferred tax assets derived from net operating loss carry forwards	$-	$206,450
Unabsorbed capital allowances	-	17,253
Depreciation of property & equipment	(3,400)	(4,301)
Deferred revenue	47,185	-

Deferred tax assets	$43,785	$219,402

b. Taxes payable

Taxes payable consisted of the following:

	September 30, 2022	September 30, 2021
Income tax payable	$320,386	$10,862
Service tax payable	247,484	113,945
Total	$567,870	$124,807